Exhibit 99.3 Schedule 5

Exception Detail

Run Date - 03/10/2025 2:15:19 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1628661	XX	XX	7121344	330	11/30/2024	Credit	UW Credit		UW Credit - UW - Credit Other		*Final Closing Disclosure is missing from this file	received signed final CD			12/11/2024			A	1	XX	CA	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1629674	XX	XX	7122838	434	12/18/2024	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Guidelines required 2 months of reserves in the amount of $XX. Borrower provided less than 1 month of reserves in the amount of $XX. Loan is short reserves in the amount of $XX		Exception approval received for short reserves/ Comp Factors - more than 3 tradelines for over 5 years/ over 5 years investor experience	Reviewer 12/30/2024 09:08 PM; Documents provided did not include additional funds			01/06/2025	B	2	XX	FL	3	13	D	B	D	B	N/A	N/A	A	A		Exempt	1
1629674	XX	XX	7122839	851	12/18/2024	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		An Exception was required for closing in an entity whose sole purpose is not for ownership and management of real estate.		Compensating Factors: More than 3 tradelines rated for over 5 years on credit; Over 5 years of investor experience (subject owned since 2014).				12/18/2024	B	2	XX	FL	3	13	D	B	D	B	N/A	N/A	A	A		Exempt	1
1629674	XX	XX	7122840	1006	12/18/2024	Credit	UW Approval		UW Approval - UW Approval - 1008 or 92900 LT missing		Provide updated 1008 or Loan Approval to reflect correct loan product. 1008 reflects a No Ratio loan and Loan approval reflected DSCR.	Underwriter Comments on the Transmittal state Doc Type: DSCR/No Ratio		Reviewer 12/19/2024 08:09 PM; The 2nd 1008 provided reflects "No Ratio loan"	12/30/2024			A	1	XX	FL	3	13	D	B	D	B	N/A	N/A	A	A		Exempt	1
1629674	XX	XX	7122841	378	12/18/2024	Credit	UW Other	UW Other - UW - Initial/Final 1003 incomplete/missing	Missing initial and final loan application for subject property. Loan application provided reflected a different subject property address.	Not required to be signed	Client 12/30/2024 01:14 PM; Please find attached fully executed 1003. Thank you.

 Reviewer 12/30/2024 03:21 PM; The 1003 provided is dated 10/30/2024 (initial). The final 1003 dated 11/22/2024 (Note date) was not provided.

 Reviewer 12/30/2024 03:28 PM; The 1003 provided is dated 10/30/2024 (initial). The final 1003 dated 11/22/2024 (Note date) was not provided.

 Client 01/03/2025 09:56 AM; Final 1003 is not required on a DSCR loan.

 Reviewer 01/03/2025 11:04 AM; Final 1003 is required for securitization review.

 Reviewer 01/07/2025 12:54 PM; Document provided is dated 10/30/24.  Provide the final signed and dated 11/22/24 1003

 Client 01/07/2025 05:59 PM; Our guidelines only request a 1003, we do not require a final if we have an initial, please clear. Thank you.

 Reviewer 01/08/2025 08:59 AM; TPR securitization reviews require a final 1003. Please provide. May be unsigned

 Reviewer 01/08/2025 09:14 PM; The document received was a 1003 but was not signed or dated at time of closing

 Client 01/09/2025 04:28 PM; team you advised that this does not need to be signed please clear asap

 Reviewer 01/10/2025 12:08 PM; Condition has been reviewed. Thx

															01/10/2025			A	1	XX	FL	3	13	D	B	D	B	N/A	N/A	A	A		Exempt	1
1629674	XX	XX	7122991	330	12/19/2024	Credit	UW Credit		UW Credit - UW - Credit Other		Verification of EIN # for XX missing from file.	XXprovided		Client 12/30/2024 01:13 PM; Please note uploaded 1008 for your review reflecting the DSCR program. Thank you. Client 12/30/2024 01:15 PM; Client 12/30/2024 01:15 PM; Client 12/30/2024 01:17 PM; Please find the confirmation from XX reflecting Borrower business EIN number. Thank you. Reviewer 12/30/2024 03:14 PM; duplicate escalation Reviewer 12/30/2024 03:15 PM; duplicate escalation Reviewer 12/30/2024 03:16 PM; condition cleared Reviewer 12/30/2024 03:17 PM; condition cleared	12/30/2024			A	1	XX	FL	3	13	D	B	D	B	N/A	N/A	A	A		Exempt	1
1629674	XX	XX	7122992	330	12/19/2024	Credit	UW Credit	UW Credit - UW - Credit Other	LOE and verification for Payoff of Govt Lien Case #xxis a business purpose debt and not a personal debt missing from file.	Lis Pendens was attached to the property. The property was an investment property and would be considered a business debt. Final Policy showing clear Title.	Reviewer 12/30/2024 09:08 PM; Documents provided did not include evidence for Payoff of Govt Lien Case #xx $xx is a business purpose debt

 Client 01/10/2025 10:45 AM; Lis Pendens was attached to the property.  The property was an investment property and would be considered a business debt. We received final title policy showing clear title.

 Reviewer 01/10/2025 12:04 PM; Documents received reflects the defendant in case #xx was xx.  Provide documentation to reflect the case was business purpose.  Identify of this person was not located in the file.  Please clarify how this case was attached to the subject property.

 Reviewer 01/10/2025 12:59 PM; Condition has been reviewed. Thx

															01/10/2025			A	1	XX	FL	3	13	D	B	D	B	N/A	N/A	A	A		Exempt	1
1631770	XX	XX	7128206	330	01/27/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Provide evidence foreclosure action was stopped.	Property profile received showing cancellation of foreclosure.			02/07/2025			A	1	XX	CA	1	1	C	A	C	A	A	A	A	A		Exempt	1
1631774	XX	XX	7128083	961	01/24/2025	Valuation	Appraisal		Appraisal - FEMA Disaster Re-certification Required		Please provide FEMA Disaster re-certification for review.	Information provided		Reviewer 02/07/2025 03:42 PM; Seller disaster attestation is not acceptable. Please provide 1004 or lender disaster cert with Photos	02/18/2025			A	1	XX	CA	3	1	C	A	A	A	N/A	N/A	C	A		Exempt	1
1631808	XX	XX	7128133	389	01/24/2025	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Missing the fraud Alert documentation.	CoreLogic Report provided.		Client 01/31/2025 09:47 AM; Please find the clear "Fraud Report". Thank you so much. Reviewer 01/31/2025 10:03 AM; Condition has been reviewed. Thx	01/31/2025			A	1	XX	CA	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
1631808	XX	XX	7128135	323	01/24/2025	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		The borrower has outstanding tax payments with the State of Ohio, the guideline states any outstanding judgments, garnishments, or liens must be paid off prior to or at loan closing.		The exception was granted for the request for an unpaid tax lien. The borrower is on a payment plan with the State of Ohio which is an installment plan. No judgment or tax liens, This is a payment plan. The exception was granted with the following compensating factors: The LTV is 56.25%. The borrower is an experienced investor.				01/24/2025	B	2	XX	CA	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
1631966	XX	XX	7128704	1006	02/03/2025	Credit	UW Approval		UW Approval - UW Approval - 1008 or 92900 LT missing		1008 was not provided	received 1008			02/04/2025			A	1	XX	FL	3	13	D	A	D	A	N/A	N/A	A	A		Exempt	1
1631967	XX	XX	7128580	330	01/31/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Credit report reflects credit report is frozen. Per guidelines, the credit report used to evaluate a loan may not reflect a security freeze and must be resolved prior to an underwriting decision. Documentation verifying unfrozen and the date the report was unfrozen missing from file. If the credit is unfrozen after the date of the credit report in file, a new credit report is required and missing from file.	received unfrozen credit report prior to UW decision and closing. All credit remains the same.			02/12/2025			A	1	XX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1631967	XX	XX	7128582	336	01/31/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Bank Statement Analysis/income analysis missing from file	Received bank statement worksheet			02/03/2025			A	1	XX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1631967	XX	XX	7128583	330	01/31/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Full executed initial 1003 missing from file.	Signed Commerical loan app dated 01/xx/25 uploaded is the original loan application		Reviewer 02/03/2025 11:46 AM; The initial 1003 was not received Client 02/04/2025 09:50 AM; Commerical loan app dated 01/xx/25 uploaded is the original loan application Reviewer 02/04/2025 01:18 PM; Condition has been reviewed. Thx	02/04/2025			A	1	XX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1631968	XX	XX	7128355	851	01/29/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Borrower's current primary is in another country and unable to obtain ownership and lien free documentation.		Compensating Factors: DSCR is 1.25; borrower FICO (686) 20+ above minimum (660)				01/29/2025	B	2	XX	TX	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632034	XX	XX	7128590	330	01/31/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Missing full and complete fraud report	CoreLogic report provided.		Client 02/06/2025 04:38 PM; Please find uploaded clear Fraud Guard. Thank you. Reviewer 02/07/2025 05:10 AM; Condition has been reviewed. Thx	02/07/2025			A	1	XX	FL	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1632036	XX	XX	7128690	330	02/03/2025	Credit	UW Credit		UW Credit - UW - Credit Other		LTV exceeds guidelines Property was acquired < 6 months from application date. Subject app date 12/13/2024, purchased 6/XX/2024 $XX. Per guidelines If the property was acquirwed < 6 months from the application date, the lesser of current appraised value or previous purchase price plus documented improvements/labor (if any) must be used, The purchase CD and any invoices for material will be required. Note Per appraiser, there have not been any updates in XX years. There are no invoices in file and no exception approval in file. Value $XX must be used to determine LTV.	Underwriter re-underwrote loan to fit new guidelines published on 1/21/2025. Update by underwriter made on 1/22/2025 no seasoning now required.		Client 02/14/2025 12:39 PM; Please note per underwriters notes & screen shot uploaded underwriter -re-underwrote loan to fit new guidelines published on 1/21/2025. Update by underwriter made on 1/22/2025 no seasoning now required. Thank you. Reviewer 02/14/2025 01:40 PM; Condition has been reviewed. Thx	02/14/2025			A	1	XX	NJ	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1632037	XX	XX	7128530	219	01/30/2025	Credit	HUD1		HUD1 - Final HUD-1 is missing		Please provide the Final HUD-1/settlement statement.	Information provided		Reviewer 02/14/2025 06:19 PM; Final Settlement Statement reflects a closing date of 1/xx and a funding date of 1/xx, however, the loan closed on 1/xx. Please provide final HUD 1 with correct closing and funding dates Client 02/18/2025 04:18 PM; Please see email attached from Title Co. confirming the closing date & the disbursement dates. Thank you. Thank you. Reviewer 02/18/2025 04:26 PM; Reviewer 02/19/2025 11:54 AM; Hello&#x0D; This has been cleared.&#x0D; &#x0D; Thanks	02/19/2025			A	1	XX	CA	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632037	XX	XX	7128567	1006	01/31/2025	Credit	UW Approval		UW Approval - UW Approval - 1008 or 92900 LT missing		1008 was not provided.	1008 provided			02/05/2025			A	1	XX	CA	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632037	XX	XX	7128568	434	01/31/2025	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		2 months reserves are required. File is missing final settlement statement to verify if sufficient reserves were provided.	Final HUD provided. After closing borrower had 37.99 months reserves		Reviewer 01/31/2025 09:37 AM; Return file to UW for review upon receipt of final HUD-1/Settlement Statement Client 02/14/2025 09:54 AM; Please see fully executed HUD-1 confirming Borrowers sufficient reserves due to funds verified. Thank you. Reviewer 02/14/2025 11:27 AM; Condition has been reviewed. Thx	02/14/2025			A	1	XX	CA	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632157	XX	XX	7128728	330	02/03/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Lease Agreements for subject missing from file. 4 leases totaling minimum $5000 required.	Guideline states, if the 1007 or 1025 shows active lease, no lease will be leased.		Client 02/07/2025 11:55 AM; Please be advised the uploaded guideline confirms no lease required. Thank you. Reviewer 02/07/2025 12:07 PM; Condition has been reviewed. Thx	02/07/2025			A	1	XX	CT	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1632249	XX	XX	7128814	320	02/04/2025	Credit	UW Assets		UW Assets - UW - Asset Other		Signature page of final settlement statement was not provided.	Signature page provided.		Client 02/11/2025 02:37 PM; Please find page #2 of HUD-1 uploaded. Thank you. Reviewer 02/11/2025 03:09 PM; Page #2 provided; however, it is missing the signature. Reviewer 02/11/2025 03:09 PM; Page #2 provided; however, it is missing the signature. Client 02/14/2025 11:59 AM; Please find signature page attached. Thank you. Reviewer 02/14/2025 12:27 PM; Condition has been reviewed. Thx	02/14/2025			A	1	XX	TX	3	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
1632250	XX	XX	7128824	389	02/04/2025	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Missing Fraud Report with all high and medium alerts cleared.	CoreLogic Report provided.			02/12/2025			A	1	XX	NV	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632250	XX	XX	7128825	320	02/04/2025	Credit	UW Assets		UW Assets - UW - Asset Other		Missing final settlement statement. An estimated statement was provided but was not certified as a true copy.	Received CTC CD		Reviewer 02/12/2025 12:25 PM; The document received was not signed or Certified True Copy by the closing agent.	02/13/2025			A	1	XX	NV	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632250	XX	XX	7128830	454	02/04/2025	Credit	UW Qualifications		UW Qualifications - UW - Seasoning Requirement Not Met		Subject property was included in a loan modification 09/XX/2024 as part of a larger group of loans. Loan modifications are required to be seasoned a minimum of 12 months.	Modification was used to extend the maturity date. This does not fall under the attributes listed in the guidelines subject to Credit event seasoning for modification.		Client 02/12/2025 07:55 AM; Modification was used to extend the maturity date. This does not fall under the attributes listed in the guidelines subject to Credit event seasoning for modification. A mortgage modification resulting in any of the attributes listed below is subject to Credit Event &#x0D; Seasoning guidelines. &#x0D; • Forgiveness of a portion of principal and/or interest on either the first or second mortgage &#x0D; • Application of a principal curtailment by or on behalf of the investor to simu Reviewer 02/12/2025 08:29 AM; Condition has been reviewed. Thx	02/12/2025			A	1	XX	NV	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632250	XX	XX	7128831	851	02/04/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception request to close in an entity that is owned by another LLC, Trust, and individual owner.		Compensating Factors: FICO (773) 40+ points over minimum (700) required. Over 4 months additional reserves than required with a loan amount under $1 million.				02/04/2025	B	2	XX	NV	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632250	XX	XX	7128897	330	02/05/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Verification of EIN number for XX missing from file.	W-9 provided.			02/12/2025			A	1	XX	NV	3	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632252	XX	XX	7128809	1108	02/04/2025	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		CU Score > 2.5 or was not provided. Second collateral evaluation is required.	Acceptable CDA provided.			02/11/2025			A	1	XX	NJ	3	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
1632252	XX	XX	7128810	389	02/04/2025	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		A Fraud Report with all High and Medium alerts cleared was not provided.	CoreLogic Report provided.			02/11/2025			A	1	XX	NJ	3	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
1632252	XX	XX	7128811	380	02/04/2025	Credit	UW Other		UW Other - UW - Lease Agreements		Missing Lease for subject property.		Exception approval received for lack of lease. Compensating Factors: FICO (779) 40+ points over minimum required (700); DSCR > 1.15 (1.35), minimum DSCR 1.0.				02/12/2025	B	2	XX	NJ	3	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
1632252	XX	XX	7128812	328	02/04/2025	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Mortgage		Mortgage history for the subject property was not provided.	Subject property was purchased in October recorded in XX 2024. Payoff and payment history from XX 2025 provided.		Client 02/11/2025 02:17 PM; Subject property was purchased in Oct and per title mtg was recorded in XX 2024. See Payoff for payment history from XX 2025 - present. Reviewer 02/11/2025 03:34 PM; Condition has been reviewed. Thx	02/11/2025			A	1	XX	NJ	3	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
1632252	XX	XX	7128813	454	02/04/2025	Credit	UW Qualifications		UW Qualifications - UW - Seasoning Requirement Not Met		Exception request for less than 6 months seasoning on a Cash-out refinance, including ability to use new appraised value.		Compensating Factors: FICO (779) 40+ points over minimum required (700); DSCR > 1.15 (1.35), minimum DSCR 1.0.				02/04/2025	B	2	XX	NJ	3	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
1632253	XX	XX	7128987	389	02/05/2025	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Missing Fraud report with all high and medium alerts cleared.	CoreLogic report provided.		Client 02/11/2025 02:08 PM; Please find clear Fraud Guard uploaded. Thank you. Reviewer 02/11/2025 03:12 PM; Condition has been reviewed. Thx	02/11/2025			A	1	XX	NJ	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632253	XX	XX	7128988	454	02/05/2025	Credit	UW Qualifications		UW Qualifications - UW - Seasoning Requirement Not Met		Exception required for less than 6 months seasoning on a cashout refinance, including ability to use new appraised value.		Compensating Factors: FICO (779) 40+ points over minimum (700); DSCR over 1.15				02/05/2025	B	2	XX	NJ	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632253	XX	XX	7128989	380	02/05/2025	Credit	UW Other		UW Other - UW - Lease Agreements		Missing lease agreement for the subject property.	xx updated guidelines reflecting no lease is required if 1007 shows currently rented.		Client 02/11/2025 02:21 PM; Please see xx updated guidelines reflecting no lease is required if 1007 shows currently rented. Thank you. Reviewer 02/11/2025 03:10 PM; Condition has been reviewed. Thx	02/11/2025			A	1	XX	NJ	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632254	XX	XX	7128957	389	02/05/2025	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Missing Fraud report with all high and medium alerts cleared.	CoreLogic report provided.		Client 02/11/2025 02:27 PM; Please be advised the clear Fraud Guard has been uploaded to be cleared. Thank you. Reviewer 02/11/2025 03:18 PM; Condition has been reviewed. Thx	02/11/2025			A	1	XX	NJ	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632254	XX	XX	7128959	454	02/05/2025	Credit	UW Qualifications		UW Qualifications - UW - Seasoning Requirement Not Met		Exception required for less than 6 months seasoning on a cash-out refinance, including ability to use new appraised value.		Compensating Factors: FICO (779) 40+ points over minimum required (700)				02/05/2025	B	2	XX	NJ	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632255	XX	XX	7128970	389	02/05/2025	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Missing Fraud report with all high and medium alerts cleared	received fraud report with alerts cleared			02/11/2025			A	1	XX	FL	1	13	C	A	C	A	A	A	A	A		Exempt	1
1632256	XX	XX	7128787	336	02/04/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Missing business bank statement analysis to verify monthly income of $9,683.38	received bank statement analysis			02/20/2025			A	1	XX	NC	1	1	C	A	C	A	A	A	A	A		Exempt	1
1632259	XX	XX	7128943	330	02/05/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Missing rental loss income coverage on subject property.	Master policy has damage to rented premises $100,000 coverage.		Client 02/11/2025 02:28 PM; Master policy has damage to rented premises $XXcoverage. Reviewer 02/11/2025 03:18 PM; Condition has been reviewed. Thx	02/11/2025			A	1	XX	NC	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1632261	XX	XX	7128956	357	02/05/2025	Credit	UW Qualifications		UW Qualifications - UW - Cash Back Exceeds Limit		Allow cash out of $2M vs program maximum of $1M when LTV is less than 65%.		Compensating Factors: LTV (52.706%) is 10% or more under max allowed (65%); FICO (796) 40+ points over minimum matrix tier (660).				02/05/2025	B	2	XX	FL	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632262	XX	XX	7128800	851	02/04/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Missing exception approval for 1) Purpose of an LLC not being for the management of real estate 2) Lack of two tradelines reporting satisfactory for 24 months with activity in the most recent 12-months.		Exception approval for 1) Accepting an LLC not being for the management of real estate and 2) Accepting tradelines reporting less than 24 months. Compensating factors are 1) Experienced investor 2) Mortgage pay history of 0x30 for 9 years and no lates in 24 months 3) Multiple older accounts including a closed mortgage reviewed 33 months.				02/04/2025	B	2	XX	FL	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632263	XX	XX	7128673	330	02/02/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Missing required document(s) to support the borrower as a non-permanent resident alien, per guidelines, such as a valid EAD or valid visa.	EAD and New Jersey License provided.		Reviewer 02/04/2025 03:32 PM; Document not received Client 02/11/2025 01:37 PM; Please find uploaded valid green card & photo ID. Thank you. Reviewer 02/11/2025 03:10 PM; Condition has been reviewed. Thx	02/11/2025			A	1	XX	NJ	1	1	C	A	C	A	A	A	A	A		Exempt	1
1632263	XX	XX	7128674	336	02/02/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Missing business bank statement analysis to support monthly income of $14,511.28	Bank statement income analysis worksheet was received.		Client 02/04/2025 01:45 PM; Please find the first 6mths of bank statements attached. Thank you Client 02/04/2025 01:58 PM; Please be advised that the next 6mths of bk statements have been uploaded. Thank you. Reviewer 02/04/2025 02:54 PM; documents received and in review Reviewer 02/04/2025 02:54 PM; documents received and in review	02/04/2025			A	1	XX	NJ	1	1	C	A	C	A	A	A	A	A		Exempt	1
1632316	XX	XX	7129185	851	02/07/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception required for living rent free with partner (lease in partner's name only).		Compensating Factors: LTV (70%) is 10 percentage points < max 80%; FICO (752) is at least 40 points > minimum 640; Reserves at least 4 months > minimum 3.				02/07/2025	B	2	XX	FL	1	1	C	B	C	B	A	A	A	A		Exempt	1
1632316	XX	XX	7129186	336	02/07/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Lender bank statement analysis was not provided.	Bank statement income work sheet provided.		Client 02/11/2025 03:11 PM; Please find uploaded income calc & deposit worksheets. Thank you. Reviewer 02/11/2025 03:42 PM; xx updated guidelines for leased properties as no lease is required.	02/11/2025			A	1	XX	FL	1	1	C	B	C	B	A	A	A	A		Exempt	1
1632317	XX	XX	7128982	998	02/05/2025	Credit	UW Other		UW Other - UW - Title Commitment is missing or requires correction.		Provide Supplement to Preliminary Title policy with title amount.	Revised Title Commitment provided.		Client 02/11/2025 03:22 PM; Please find uploaded Title supplement reflecting loan amount. Thank you. Reviewer 02/11/2025 03:43 PM; Condition has been reviewed. Thx	02/11/2025			A	1	XX	CA	3	13	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632318	XX	XX	7128940	1055	02/05/2025	Credit	Missing Images		Missing Images - Loan Review is not Final. On Hold for Missing Critical Documentation		The final CD and DSCR income calculation worksheet are missing from the loan file. The credit review is on hold until documents are received.	Missing income calculator received.		Reviewer 02/05/2025 08:23 PM; Missing income calculator received.	02/18/2025			A	1	XX	CA	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1632318	XX	XX	7128878	219	02/04/2025	Credit	HUD1		HUD1 - Final HUD-1 is missing		Please provide final HUD-1 settlement statement.	Information provided			02/11/2025			A	1	XX	CA	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1632456	XX	XX	7129115	851	02/06/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Missing guideline exception approval for utilizing a short rental analysis ordered through XX and disregarding the 1007 income from the appraisal along with not receiving an XX report.		Guideline exception granted for utilizing a short rental analysis ordered through xx and disregarding the 1007 income from the appraisal along with not receiving an XX report. Compensating factors are 1) Reserves from borrower's own funds of at least 4 months 2) Credit score of 691 exceeding program minimum of 660 and credit history of no late payments 3) 3 tradelines over five years and 4) Seasoned investor				02/06/2025	B	2	XX	PA	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632456	XX	XX	7129116	350	02/06/2025	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		Missing guideline exception approval for a loan amount that exceeds the program maximum 70% in order to meet Pennsylvania minimum loan amount requirement.		Exception approval granted for a loan amount that exceeds the program maximum 70% in order to meet Pennsylvania minimum loan amount requirement. Compensating factors are 1) Reserves from borrower's own funds of at least 4 months 2) Credit score of 691 exceeding program minimum of 660 and credit history of no late payments 3) 3 tradelines over five years and 4) Seasoned investor				02/06/2025	B	2	XX	PA	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632458	XX	XX	7129080	851	02/06/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Missing exception approval for loan not being supported by the most recent 12 months mortgage and/or rent pay history. Insufficient documentation for primary housing history as borrower lives 6 months in XX and 6 months in the US		Approval granted for loan not being supported by the most recent 12 months mortgage and/or rent pay history. Insufficient documentation for primary housing history as borrower lives 6 months in xx and 6 months in the US. Compensating factors are 1) Reserves of at least 4 months from borrower's own funds (not including proceeds) and 3) Experienced investor and 3) LTV of 54% is at least 10 points below that maximum LTV of 75%				02/06/2025	B	2	XX	FL	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632458	XX	XX	7129083	330	02/06/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Missing final signed and dated Form 1003/loan application.	received final signed 1003			02/07/2025			A	1	XX	FL	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632458	XX	XX	7129084	330	02/06/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Missing final loan approval.	received final approval			02/07/2025			A	1	XX	FL	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632459	XX	XX	7129147	327	02/06/2025	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Rental		The borrower did not provide 12 months cancelled rent checks or bank statements showing rent payments paid on time VOR only in file.		The exception for the borrower having a written verification of rent only was granted with the following compensating factors: The borrower has over 19 months reserves; FICO is over minimum of 720 at 733 Max DTI is 45, and the borrowers is at 25.671%. Residual income is over $3,000 and the borrowers reserves are from own funds.				02/06/2025	B	2	XX	TX	1	1	D	B	D	B	A	A	A	A		Exempt	1
1632459	XX	XX	7129148	445	02/06/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Other income documentation missing/incomplete		Missing evidence of 2 years self-employment for the borrower under the 12 month personal bank statement program, 2 years self-employment verification is required.	Name Certificate states business started 1/xx/2023		Client 02/10/2025 04:26 PM; Proof of business start date of 1/xx/2023. Please see the attached. Thank you. Reviewer 02/10/2025 04:42 PM; Condition has been reviewed. Thx	02/10/2025			A	1	XX	TX	1	1	D	B	D	B	A	A	A	A		Exempt	1
1632460	XX	XX	7129153	272	02/06/2025	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Subject property is below minimum square footage requirement of 600 square feet.		The exception was granted for lower than minimum square footage for subject property with the following compensating factors: The borrower has a FICO of 785 40+points over minimum; Low LTV at 70%. No credit lates in the last 24 months.				02/06/2025	B	2	XX	CA	3	13	C	B	C	A	N/A	N/A	C	B		Exempt	1
1632460	XX	XX	7129154	330	02/06/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Missing approval.	received approval			02/10/2025			A	1	XX	CA	3	13	C	B	C	A	N/A	N/A	C	B		Exempt	1
1632463	XX	XX	7129269	1055	02/09/2025	Credit	Missing Images		Missing Images - Loan Review is not Final. On Hold for Missing Critical Documentation		The Initial loan application, Final loan application and Bank statement income analysis is missing from the loan file. The credit review is on hold until documents are received.	Bank statement worksheet received			02/10/2025			A	1	XX	IL	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632463	XX	XX	7129473	1055	02/10/2025	Credit	Missing Images		Missing Images - Loan Review is not Final. On Hold for Missing Critical Documentation		The Initial loan application and Final loan application is still missing from the loan file. The credit review is on hold until documents are received.				02/10/2025			A	1	XX	IL	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632463	XX	XX	7129474	1055	02/10/2025	Credit	Missing Images		Missing Images - Loan Review is not Final. On Hold for Missing Critical Documentation		The Initial loan application and Final loan application is still missing from the loan file. The credit review is on hold until documents are received.	TPS Image Processing			02/10/2025			A	1	XX	IL	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632463	XX	XX	7129492	378	02/10/2025	Credit	UW Other		UW Other - UW - Initial/Final 1003 incomplete/missing		Missing signed final loan application	Commercial application provided.		Client 02/13/2025 11:28 AM; this is a BP purpose file we have already provided you the commercial loan application please clear Reviewer 02/13/2025 12:11 PM; Condition has been reviewed. Thx	02/13/2025			A	1	XX	IL	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632463	XX	XX	7129108	9	02/06/2025	Credit	Application		Application - is missing		Please provide the initial application for review of borrower data and initial application date.	Information provided			02/11/2025			A	1	XX	IL	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632465	XX	XX	7128913	965	02/05/2025	Compliance	Compliance		Compliance - CD- Contact Information Missing or Incorrect		Need a PCCD with the contact information completed on pg 5 for the RE Broker (B) and (S).	Information provided			02/13/2025			A	1	XX	FL	2	1	C	A	C	A	B	A	A	A		Exempt	1
1632465	XX	XX	7129425	336	02/10/2025	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Bank statement analysis reflected multiple overdraft charges (10) for the 12 months of bank statements provided. An LOE regarding the reasons for the overdrafts and how it currently effects the business is required, along with a 2nd Level Review.	Borrower did not have any NSFs within the most recent two months. xx considers Non-Sufficient Funds. History will be reviewed over the most recent 60 days.		Client 02/12/2025 12:59 PM; Non-Sufficient Funds (NSF) – xx considers Non-Sufficient Funds. History will be reviewed over the most recent 60 days. NSFs within most recent 2 months will require a 2nd level review. Borrower did not have any NSF's within the most recent two months. Reviewer 02/12/2025 01:34 PM; Condition has been reviewed. Thx	02/12/2025			A	1	XX	FL	2	1	C	A	C	A	B	A	A	A		Exempt	1
1632466	XX	XX	7129658	378	02/11/2025	Credit	UW Other		UW Other - UW - Initial/Final 1003 incomplete/missing		A final signed 1003 was not provided.	Commercial application provided.		Client 02/13/2025 01:15 PM; Please see attached Commercial Loan Application as this is a BP loan and is sufficient to clear Reviewer 02/13/2025 01:58 PM; Condition has been reviewed. Thx	02/13/2025			A	1	XX	AZ	3	3	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632466	XX	XX	7129659	330	02/11/2025	Credit	UW Credit		UW Credit - UW - Credit Other		A signed Operating Agreement was not provided.	LOE provided states ownership supported with a signed authorized agent cert.		Client 02/13/2025 07:49 AM; Please see the following LOX attached showing percentage of ownership. Operating Agreements are not legally required in the state of AZ Reviewer 02/13/2025 08:26 AM; Condition has been reviewed Thx	02/13/2025			A	1	XX	AZ	3	3	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632468	XX	XX	7129654	378	02/11/2025	Credit	UW Other		UW Other - UW - Initial/Final 1003 incomplete/missing		Final signed 1003 was not provided.	Received xxloan application signed			02/12/2025			A	1	XX	FL	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632468	XX	XX	7129480	184	02/10/2025	Credit	Flood Certificate		Flood Certificate - Property address incorrect or missing		Please provide updated Flood Certificate that reflects the correct property address XX	Information provided		Client 02/12/2025 12:25 PM; Please see attached section from the Purchase contract that includes 1-2 in address as shown on Flood Cert in file Reviewer 02/12/2025 01:04 PM; Hello&#x0D; The flood cert in file only reflects an address of xx&#x0D; &#x0D; Thanks Client 02/12/2025 01:10 PM; Please see attached Flood Cert in response to Escalation Reviewer 02/12/2025 01:14 PM; Reviewer 02/12/2025 01:14 PM; Reviewer 02/12/2025 01:44 PM; Hello&#x0D; This has been cleared.&#x0D; &#x0D; Thanks	02/12/2025			A	1	XX	FL	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632471	XX	XX	7129276	851	02/09/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Missing guideline exception approval for unit #3 of the subject three-unit property having 384 square feet vs program minimum of 400 square feet.		Approval granted for unit #3 of the subject three-unit property having 384 square feet vs program minimum of 400 square feet. Compensating factors are 1) DSCR greater than 1.15% and 2) FICO greater than 40 points over minimum matrix tier				02/09/2025	B	2	XX	CA	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632471	XX	XX	7129239	330	02/07/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Missing signed/dated and legible final HUD-1 settlement statement. (The statement in the file has blurred line items and it is not completely legible.)	received final CD			02/10/2025			A	1	XX	CA	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632476	XX	XX	7129291	1055	02/10/2025	Credit	Missing Images		Missing Images - Loan Review is not Final. On Hold for Missing Critical Documentation		The final CD, CDA and fraud report are missing from the loan file. The credit review is on hold until documents are received.	The fraud report and CDA have been provided		Reviewer 02/10/2025 02:23 PM;	02/10/2025			A	1	XX	TX	1	1	C	A	A	A	C	A	A	A		Exempt	1
1632476	XX	XX	7129476	1055	02/10/2025	Credit	Missing Images		Missing Images - Loan Review is not Final. On Hold for Missing Critical Documentation		The final CD is missing from the loan file. The credit review is on hold until documents are received.				02/11/2025			A	1	XX	TX	1	1	C	A	A	A	C	A	A	A		Exempt	1
1632476	XX	XX	7128932	884	02/05/2025	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			02/13/2025			A	1	XX	TX	1	1	C	A	A	A	C	A	A	A		Exempt	1
1632476	XX	XX	7128933	895	02/05/2025	Compliance	Compliance		Compliance - TRID CD- Need proof CD was received 3 days prior to consummation		Need initial CD and proof it was received at least 3 days prior to 1/XX closing date.	Information provided		Reviewer 02/12/2025 11:07 AM; No documentation provided	02/21/2025			A	1	XX	TX	1	1	C	A	A	A	C	A	A	A		Exempt	1
1632476	XX	XX	7128934	920	02/05/2025	Compliance	Compliance		Compliance - TRID-Missing Final CD		Need final CD signed by the borrower on 1/31.				02/12/2025			A	1	XX	TX	1	1	C	A	A	A	C	A	A	A		Exempt	1
1632477	XX	XX	7129002	961	02/05/2025	Valuation	Appraisal		Appraisal - FEMA Disaster Re-certification Required		The subject property was in a disaster area and the Appraisal effective date was before the incident date. Please provide Re-certification.	Information provided			02/14/2025			A	1	XX	CA	1	1	C	A	A	A	A	A	C	A		Exempt	1
1632478	XX	XX	7129261	330	02/07/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Missing the final signed 1003 from original documents.	Signed application provided.		Client 02/11/2025 03:42 PM; Please find uploaded commercial 1003 fully executed. Thank you. Reviewer 02/11/2025 03:53 PM; Condition has been reviewed. Thx	02/11/2025			A	1	XX	NJ	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1632479	XX	XX	7129072	1006	02/06/2025	Credit	UW Approval		UW Approval - UW Approval - 1008 or 92900 LT missing		1008 was not provided	received 1008			02/11/2025			A	1	XX	TX	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1632480	XX	XX	7129262	1108	02/07/2025	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		Missing Second collateral review (desk review) with less than a 10% variance from full appraisal.		Exception approval received for SSR score of 1 and no 2nd collateral review/ Comp Factors - 4 months reserves, 722 score, LTV 38%, DSCR 1.14	Client 02/12/2025 04:37 PM; Please note exception attached. Please clear also due to compensating factors Borrowers has an excellent LTV of 39%. Borrower has verified asset reserves over & above the cash out of 3+mths of PITI. In addition, to the cash back of est. $158K. Borrower has good credit with no Bk's or foreclosures. Thank you. Reviewer 02/13/2025 06:25 AM; Condition has been reviewed. Thx			02/12/2025	B	2	XX	TX	3	13	C	B	A	A	N/A	N/A	C	B		Exempt	1
1632481	XX	XX	7129249	1024	02/07/2025	Credit	UW Assets		UW Assets - UW - Gift Receipt		Missing documentation verifying receipt of $XX gift. Unable to determine if gift was deposited in the borrowers account or paid at time of settlement. If the gift was wired to closing, provide the closing disclosure that verifies the transfer.	Gift on HUD matches Gift Letter.		Client 02/19/2025 07:53 AM; CD was provided reporting Gift funds from gift donor reported on CD. Reviewer 02/19/2025 08:45 AM; Condition has been reviewed. Thx	02/19/2025			A	1	XX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1632481	XX	XX	7129251	330	02/07/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Missing the final closing disclosure. Required per guideline. Unable to determine final closing costs and required reserves. Note When received, this may result in additional deficiencies.	Received		Reviewer 02/10/2025 07:19 AM; Return file to UW upon receipt of final settlement statement. Reviewer 02/14/2025 01:13 PM; File returned to original Evolve UW for review	02/18/2025			A	1	XX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1632571	XX	XX	7129465	330	02/10/2025	Credit	UW Credit		UW Credit - UW - Credit Other		VOR is completed by a private party. 12 months cancelled checks or bank statements supporting rental payments $1500/mo missing from file.	VOR provided from a xxcompleted VOR.		Client 02/11/2025 04:08 PM; Please note VOR uploaded is a xx completed VOR. Thank you. Reviewer 02/11/2025 04:49 PM; Condition has been reviewed. Thx	02/11/2025			A	1	XX	NJ	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1632575	XX	XX	7129238	187	02/07/2025	Credit	Flood Certificate		Flood Certificate - is missing.		The Flood Certificate was not found in the file. Provide copy of Flood Certificate.	Information provided			02/11/2025			A	1	XX	WA	1	1	C	A	C	A	A	A	A	A		Exempt	1
1632674	XX	XX	7129742	851	02/12/2025	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Missing exception approval as the borrowers are ineligible for financing due to having an invalid EAD category of C11. Guidelines state C11 is an ineligible category.		Exception approval received/ Compensating Factors - New guidelines pending will allow, 48 Mos reserves, 70% LTV				02/14/2025	B	2	XX	FL	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632674	XX	XX	7129743	330	02/12/2025	Credit	UW Credit		UW Credit - UW - Credit Other		Missing a full and complete fraud report which would include property data and acquisition dates of the following investment properties listed as owned on the final 1003 XX	Received fraud report with properties listed (xx no loan 2/12/2024, xx no loan 4/22/24, xx no loan/ 7/16/24)			02/14/2025			A	1	XX	FL	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632717	XX	XX	7129699	884	02/12/2025	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Testing complete			02/13/2025			A	1	XX	AZ	1	1	C	A	A	A	C	A	A	A		Exempt	1
1632717	XX	XX	7129700	895	02/12/2025	Compliance	Compliance		Compliance - TRID CD- Need proof CD was received 3 days prior to consummation		Need initial CD and proof it was received by the borrower at least 3 days prior to 1/XX closing date.	Information provided			02/13/2025			A	1	XX	AZ	1	1	C	A	A	A	C	A	A	A		Exempt	1
1632830	XX	XX	7129726	965	02/12/2025	Compliance	Compliance		Compliance - CD- Contact Information Missing or Incorrect		Need a PCCD with the RE Broker (B) email, the RE Broker (S) email and phone, and the Settlement Agent email, listed on pg 5.	Information provided			02/20/2025			A	1	XX	GA	1	1	B	A	A	A	B	A	A	A		Exempt	1
1632924	XX	XX	7130170	434	02/19/2025	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Missing borrowers own 6 months PITI in reserves. As a part of the exception that was granted the borrower was to evidence 6 months PITI in own funds (not including loan proceeds) in reserves. The borrower has 4 months verified, missing 2 months additional reserves or $2,276.68.	Received XX statement			02/21/2025			A	1	XX	VA	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632924	XX	XX	7130171	322	02/19/2025	Credit	UW Credit		UW Credit - UW - Credit - Minimum FICO		The minimum FICO for the program is 660, borrower has a 645.		The exception was granted for lower than minimum FICO score with the following compensating factors: LTV is 60% vs 70% max. The borrower has own reserves vs. reserves coming from proceeds.				02/19/2025	B	2	XX	VA	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1632924	XX	XX	7130172	320	02/19/2025	Credit	UW Assets		UW Assets - UW - Asset Other		Missing verification of retirement account with XX, listed on final 1003 with an approximate balance of $XX. This was used as a compensating factor for exceptions that were granted.	Received XX statement			02/21/2025			A	1	XX	VA	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1